Shareholders' Equity - Schedule of Non-vested Class A Ordinary Shares Activity (Details)	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Share-Based Payment Arrangement, Additional Disclosure [Abstract]
Number of Shares, Unvested Beginning Balance | shares
Number of Shares, Granted | shares	3,000,000
Number of Shares, Vested | shares	750,000
Number of Shares, Forfeited/ Cancelled | shares
Number of Shares, Unvested Ending Balance | shares	2,250,000
Weighted- Average Grant-Date Fair Value, Unvested, Beginning Balance | $ / shares
Weighted- Average Grant-Date Fair Value, Granted | $ / shares	2.98
Weighted- Average Grant-Date Fair Value, Vested | $ / shares	2.98
Weighted- Average Grant-Date Fair Value, Forfeited/ Cancelled | $ / shares
Weighted- Average Grant-Date Fair Value, Unvested, Ending Balance | $ / shares	$ 2.98
Unvested Beginning Balance | $
Vested | $	8,940,000
Granted | $	(2,235,000)
Forfeited / Cancelled | $
Unvested Ending Balance | $	$ 6,705,000